Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2018
Commitments and Contingencies [Abstract]
Office Rental Obligations	The following table sets forth the Company's office rental obligations as at September 30, 2018:
Twelve month periods ending September 30,	Amount
2019	84
2020	183
2021	185
2022	187
2023	102
Total	741